As filed with the Securities and Exchange Commission on August 13, 2019

Registration Nos.   002-98410
811-04328

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 47	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

Amendment No. 42	[X]

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE
(SEPARATE ACCOUNT B)
(Exact Name of Registrant)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

40 Wall Street, New York, New York 10005
(Address of Depositor’s Principal Executive Offices)

(212) 858-8200
(Depositor’s Telephone Number, including Area Code)

Matthew Berman
Foresters Life Insurance and Annuity Company
40 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

Copies of all communications to:

Scott Richardson, Esq. Foresters Financial 40 Wall Street New York, NY 10005	Mark Amorosi, Esq. K&L Gates LLP 1601 K Street, NW Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check the appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b) of Rule 485

[_]	On (date) pursuant to paragraph (b) of Rule 485

[_]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]	On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title and Amount of Securities Being Registered:  An indefinite amount of units of interest in First Investors Life Level Premium Variable Life Insurance (Separate Account B) under variable life insurance policies.

EXPLANATORY COMMENT

This Post-Effective Amendment No. 47 to the Registration Statement on Form N-6 (File Nos. 002-98410, 811-04328) (the “Registration Statement”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and supplements the statement of additional information.  The prospectus and statement of additional information included in Post-Effective Amendment No. 46 to the Registration Statement filed on April 29, 2019 pursuant to Rule 485(b) are incorporated by reference.

SUPPLEMENT DATED AUGUST 14, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019 FOR

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B

LEVEL PREMIUM VARIABLE INSURANCE POLICIES

OFFERED BY FORESTERS LIFE INSURANCE AND ANNUITY COMPANY

This supplement makes changes to the financial statements included in the Statement of Additional Information.  Effective August 14, 2019, the financial statements for Foresters Life Insurance and Annuity Company are deleted in their entirety and replaced with the following:

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY

Statutory Financial Statements

December 31, 2018, 2017 and 2016

 (With Independent Auditors’ Report Thereon)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY

Independent Auditors’ Report

The Board of Directors
Foresters Life Insurance and Annuity Company:

We have audited the accompanying financial statements of Foresters Life Insurance and Annuity Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of income, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by Foresters Life Insurance and Annuity Company using statutory accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Foresters Life Insurance and Annuity Company as of December 31, 2018 and 2017 or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Foresters Life Insurance and Annuity Company as of December 31, 2018 and 2017 and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Emphasis of Matter

As discussed in Note 4 to the financial statements, the financial statements as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018, have been restated to correct misstatements.  Our opinion is not modified with respect to this matter.

Other Matter
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the financial statement schedules Supplemental Schedule Summary of Investments – Other than Investments in Related Parties, Supplementary Insurance Information, and Supplementary Schedule Reinsurance, is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X Rule 7-05 of the Securities and Exchange Commission. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

New York, New York
April 22, 2019, except as to
Notes 1, 4, 11, 13, 16, 17, and
Supplementary Insurance Information,
which are as of August 12, 2019

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
DECEMBER 31, 2018 AND 2017

	2018	2017
ASSETS	(As Restated)	(As Restated)
Cash and invested assets
Bonds, at amortized cost (fair value: 2018 - $949,747,334; 2017 - $821,721,568)	$964,479,113	$796,623,705
Cash, cash equivalents and short-term investments	55,329,534	48,890,262
Receivable for securities	-	20,195
Policy loans	105,567,441	102,543,550

Total Cash and Invested Assets	1,125,376,088	948,077,712

Deferred and uncollected premiums	5,109,817	5,084,208
Accrued investment income	14,046,195	12,554,222
Admitted deferred tax assets	2,949,000	2,734,000
Current income tax recoverable	6,741,131	4,434,787
Other assets	229,423	671,550

TOTAL ASSETS EXCLUDING SEPARATE ACCOUNTS	1,154,451,654	973,556,479

Separate account assets	1,316,692,839	1,492,359,315

TOTAL ADMITTED ASSETS	$2,471,144,493	$2,465,915,794

LIABILITIES AND CAPITAL AND SURPLUS

LIABILITIES
Life and accident and health reserves	$330,363,553	$314,094,196
Annuity reserves	774,870,081	611,878,303
Claims and other contract liabilities	16,206,705	14,758,715
Interest Maintenance Reserve	-	-
Asset Valuation Reserve	4,950,400	4,935,223
Accounts payable and accrued liabilities	3,126,258	4,469,523
Net transfers due from separate accounts	(28,758,382)	(29,658,212)

TOTAL LIABILITIES EXCLUDING SEPARATE ACCOUNTS	1,100,758,615	920,477,748

Separate account liabilities	1,316,692,840	1,492,359,315

TOTAL LIABILITIES	2,417,451,455	2,412,837,063

CAPITAL AND SURPLUS
Common Stock, par value $4.75; authorized, issued and outstanding 534,350 shares	2,538,162	2,538,162
Additional paid in capital	6,496,180	6,496,180
Unassigned surplus	44,658,696	44,044,389

TOTAL CAPITAL AND SURPLUS	53,693,038	53,078,731

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$2,471,144,493	$2,465,915,794

See accompanying notes to statutory financial statements.
3

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
STATUTORY STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2018, 2017, AND 2016

	2018	2017	2016
	(As Restated)	(As Restated)	(As Restated)

REVENUES
Premiums and annuity considerations	$278,009,630	$209,266,846	$217,667,362
Investment income	42,008,777	35,286,708	30,775,191
Amortization of interest maintenance reserve	(32,571)	719,667	766,483
Income from fees associated with investment management, administration & contract guarantees from separate accounts	13,648,416	12,878,224	11,377,482
Other income	182,975	185,461	195,378

TOTAL REVENUES	333,817,227	258,336,906	260,781,896

BENEFITS AND EXPENSES
Policyholder benefits and changes in contract liabilities	125,256,100	103,533,633	97,270,717
Increase in life and annuity reserves	179,261,135	135,306,941	141,687,595
Net transfers (from) to separate accounts	(15,744,129)	(27,953,950)	(22,458,372)
Commissions and expense allowances	19,799,236	17,927,168	19,330,806
Operating expenses	15,788,106	15,924,785	18,215,839

TOTAL BENEFITS AND EXPENSES	324,360,448	244,738,577	254,046,585

Net gain from operations before dividends to policyholders and federal income taxes	9,456,779	13,598,329	6,735,311
Dividends to policyholders	986,673	1,118,015	918,979

Net gain from operations before federal income taxes	8,470,106	12,480,314	5,816,332
Federal income tax	2,249,413	3,299,348	2,096,401

NET GAIN FROM OPERATIONS	6,220,693	9,180,966	3,719,931
Net realized capital gains, net of transfers to IMR and net of taxes	-	-	10

NET INCOME	$6,220,693	$9,180,966	$3,719,941

See accompanying notes to statutory financial statements.

4

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
YEARS ENDED DECEMBER 31, 2018, 2017, AND 2016

	2018	2017	2016
	(As Restated)	(As Restated)	(As Restated)

BALANCE AT BEGINNING OF YEAR	$53,078,731	$52,358,283	$54,888,073
Net income	6,220,693	9,180,966	3,719,941
Change in Asset Valuation Reserve	(15,176)	(636,409)	(1,038,688)
Change in non-admitted assets	(2,333,508)	872,384	(1,203,160)
Change in net deferred income taxes	1,742,298	(3,596,493)	1,092,117
Dividends to stockholders	(5,000,000)	(5,100,000)	(5,100,000)

BALANCE AT END OF YEAR	$53,693,038	$53,078,731	$52,358,283

See accompanying notes to statutory financial statements.

5

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 2018, 2017 and 2016

	2018	2017	2016
	(As Restated)	(As Restated)	(As Restated)

Cash flows from operating activities:
Premiums and other insurance amounts received	$278,700,489	$208,978,188	$217,443,913
Investment income received	45,633,641	39,836,865	34,957,449
Other receipts	13,831,391	13,063,685	11,572,860
Benefits and contract liabilities paid	(124,695,664)	(102,701,991)	(98,118,520)
Commissions and general expenses paid	(36,289,072)	(33,929,426)	(36,582,548)
Net transfers from separate accounts	16,643,959	21,058,109	19,487,267
Dividends paid to policyholders	(972,174)	(899,789)	(902,898)
Federal income taxes paid	(4,400,000)	(4,400,000)	(2,600,000)
Net cash provided by operating activities	188,452,570	141,005,641	145,257,523
Cash flows from investing activities:
Proceeds from maturities, repayments, and sale of investment securities	102,904,655	79,868,912	68,186,117
Purchase of investments securities	(275,997,815)	(203,552,299)	(183,984,526)
Purchase of furniture, equipment and other assets	(35,918)	-	(41,513)
Net increase in policy loans	(3,023,891)	(4,566,331)	(2,978,091)
Net cash used for investing activities	(176,152,969)	(128,249,718)	(118,818,013)
Cash flows from financing activities and miscellaneous sources:
Net deposits on deposit-type contracts	208,364	1,015,594	99,810
Dividends paid	(5,000,000)	(5,100,000)	(5,100,000)
Other cash received (applied)	(1,068,693)	(603,936)	(1,294,268)
Net cash used for financing activities	(5,860,329)	(4,688,342)	(6,294,458)

Net (decrease) increase in cash, cash equivalents and
short-term investments:	6,439,272	8,067,581	20,145,052
Cash, cash equivalents and short-term investments:
Beginning of year	48,890,262	40,822,681	20,677,629
End of year	$55,329,534	$48,890,262	$40,822,681

See accompanying notes to statutory financial statements.

6

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

(1)	Nature of Operations
Foresters Life Insurance and Annuity Company (the “Company”) is a wholly-owned subsidiary of Foresters Financial Holding Company, Inc. (“FFHC”). The Company predominately writes variable and fixed annuity and variable life insurance products along with traditional life insurance and other accident and health insurance.  In addition, the Company sponsors segregated investment trusts registered under the Investment Company Act of 1940, which support the Company’s variable life and annuity business.  The principal affiliates of the Company are: Foresters Financial Services, Inc. (“Broker-Dealer”), Foresters Investment Management Company, Inc. (“Mutual Fund Management Company”), Foresters Investor Services, Inc. (“Transfer Agent”), and Foresters Advisory Services, LLC.  FFHC is a wholly-owned subsidiary of The Independent Order of Foresters (“Foresters”), Canada.

On April 6, 2019, FFHC entered into separate agreements to sell the distribution business of the Company’s affiliate, Foresters Financial Services and affiliated asset management business of Foresters Investment Management Company. The transaction related to the distribution business closed June 20, 2019 and the transaction related to the asset management business is expected to close in October 2019.  In connection with the sale of the distribution business, the successor company entered into a selling and distribution agreement with the Company for its life products and a servicing agreement for its annuity products.

(2)	Basis of Presentation
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York State Department of Financial Services (“NYDFS”). The NYDFS recognizes only statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The State of New York has adopted the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual.

Certain amounts in prior year financial statements have been reclassified to conform with the current year presentation.

7	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

This basis of presentation differs from U.S. generally accepted accounting principles (“GAAP”) in that:

(a)
Life insurance policy reserves are computed on the statutory valuation basis using the 1958, 1980 or 2001 CSO Mortality Table with interest rates from 2.50% to 5.25% rather than according to the Company’s estimates of mortality, investment yields, withdrawals and other benefits and expenses. The fixed deferred annuity is valued using CARVM at 3.50% – 5% and variable annuities are valued using VACARVM at 3.75% to 5.25%. On both a statutory and GAAP basis, the reserve held for old deferred annuities is equal to the funds accumulated at a current rate of 4% per annum;

(b)
certain expenditures, principally for furniture and equipment, agents’ debit balances, and deferred tax assets, are not admissible and are therefore charged to surplus rather than recognized as assets;

(c)
commissions and other costs of acquiring new business are expensed as incurred rather than recognized as deferred acquisition costs and amortized over the premium paying period of policies and contracts;

(d)
under GAAP, current federal income taxes are recognized for the estimated taxes payable or refundable on tax returns for the current year. Deferred federal income taxes arise from the recognition of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Both current and deferred income taxes are recognized in the statement of income. In accordance with NAIC SAP statutory net deferred tax assets are credited to surplus and are limited based on an admissibility test. Under GAAP, state taxes are included in the computation of deferred income taxes, while for NAIC SAP, state taxes are not taken into consideration;

(e)	the statutory asset valuation and interest maintenance reserves are recognized as liabilities;

(f)
On investment type contracts, the entire amount received from contract holders is recognized as revenue rather than just the portion of the payment deemed to be assessments against policyholder account balances;

(g)	investments in fixed maturities that are deemed to be available-for-sale for GAAP are recorded at amortized cost rather than estimated fair value;

8	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

(h)
The statutory statements of cash flows do not classify cash flows in a manner which is consistent with GAAP. A reconciliation of net income to net cash provided by operating activities is not provided. There is no statement of comprehensive income prepared for statutory reporting purposes; and

(i)
The reserve for unpaid losses and loss expenses is reported net of reinsurance recoverable on losses and loss expenses and unearned premiums are reported net of ceded unearned premiums (prepaid reinsurance premiums). Under GAAP, these accounts are presented gross of the effects of reinsurance ceded in the balance sheet.

The effects of these variances on the accompanying statutory financial statements has not been determined, but are presumed to be material.

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Subsequent events after the balance sheet date through the date that the financial statements were available for issuance, August 12, 2019, have been evaluated in the preparation of the financial statements.

(3)	Other Significant Accounting Practices
(a)	Cash, Cash Equivalents and Short-term Investments
Cash and cash equivalents include investments with original maturities of three months or less and money market mutual funds. The carrying amounts for cash and cash equivalents approximate their fair values.  Short-term investments include investments with original maturities of one year or less and are carried at amortized cost.

(b)	Bonds
Bonds are, other than NAIC class 6, reported at amortized cost.  Amortization of premiums and accretion of discounts on bonds are recognized using the scientific method that approximates level yield. Gains and losses on sales of investments are determined using the specific identification method.  NAIC class 6 bonds are carried at lower of cost or fair value, with the change reflected in surplus.

9	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

The fair values for bonds is based on quoted market prices, where available, or is estimated using values from independent pricing services.

(c)	Fair Value Measurements
Management determines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management utilizes valuation techniques that maximize the use of observable inputs (Levels 1 and 2) and minimize the use of unobservable inputs (Level 3) within the fair value hierarchy established by the Financial Accounting Standards Board (“FASB”).  Financial assets and liabilities carried and disclosed at fair value are classified in one of the following three categories:

●	Level 1: Fair value measurements using unadjusted quoted market prices in active markets for identical, unrestricted assets or liabilities.
●
Level 2: Fair value measurements using correlation with (directly or indirectly) observable market based inputs, unobservable inputs that are corroborated by market data, or quoted prices in markets that are not active.  These models are primarily standard models that consider various assumptions including time value, yield curve, and other relevant economic measures. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

●
Level 3: Fair value measurements using significant inputs that are not readily observable in the market and are based on internally developed models or methodologies utilizing significant inputs that are generally less readily observable.

10	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

(d)	Impairment of Invested Assets
Management regularly reviews fixed maturity securities to evaluate unrealized losses for other-than-temporary declines in the fair value of these securities.  Management considers various factors in assessing impairments, including but not limited to, the financial condition and near term prospects of the issuer, specific adverse conditions affecting an industry or region, a significant and prolonged decline in fair value below the amortized cost of the asset, bankruptcy or default of the issuer, and delinquency in payments of interest or principal.

Management considers the following factors in the evaluation of whether a noninterest related decline in value is other than temporary: (a) the Company’s near-term intent to sell; (b) the Company’s contractual and regulatory obligations; and (c) the Company’s ability and intent not to sell the investment until anticipated recovery of the cost of the investment.  In addition, management considers other qualitative and quantitative factors in determining the existence of possible other than temporary impairments including, but not limited to, unrealized loss trend analysis and significant short-term changes in value. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline.  For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write downs are necessary.

The day to day management of the investment portfolio is performed by investment managers, who may, at a given point in time, believe that the preferred course of action is to hold securities with unrealized losses that are considered temporary until such losses are recovered, the dynamic nature of portfolio management may result in a subsequent decision to sell the security and realize the loss based upon a change in the market and other factors described above.  Investment managers maintain a watchlist that identifies rating agency downgrades of securities as well as any potential investment valuation issues at the end of each quarter.

11	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

(e)	Leasehold Improvements and Equipment
Leasehold improvements and equipment are recorded as cost.  These assets are treated as non-admitted assets with changes in the balance of these assets going through the change in nonadmitted assets, a component of capital and surplus.

Depreciation is recorded in net income on the statement of statutory income and is calculated on a straight-line basis over the estimated useful life of the asset, not to exceed 5 years, or the remaining term of the lease.

Depreciation of equipment of $96,722, $106,922, and $102,961 was included in net income for 2018, 2017 and 2016, respectively.  Depreciation of leasehold improvements of $2,247 was included in net income for 2018, 2017 and 2016.

(f)	Policy loans
Policy loans are stated at the unpaid balance due, which approximates fair value, since loans on policies have no defined maturity and reduce amounts payable at death or surrender. The excess of the unpaid balance of the policy loan that exceeds the cash surrender value is nonadmitted.

(g)	Interest Maintenance Reserve
The Company maintains an interest maintenance reserve (“IMR”) to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities, are deferred into the IMR and amortized into revenue using the grouped amortization method. The IMR at December 31, 2018 and December 31, 2017 are an asset of $1,610,468 and $1,057,097, respectively, which is non-admitted.

(h)	Asset Valuation Reserve
The Company establishes an Asset Valuation Reserve (“AVR”) to offset potential credit-related investment losses.  Investments are assigned a NAIC rating which is used in the AVR computation.

12	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

(i)	Recognition of Revenue and Related Expenses
Premiums are reported as earned when due. Commissions, benefits and expenses are recognized when incurred rather than amortized over the life of the contracts.

(j)	Annuities
Annuity considerations are recognized as revenue when received. The carrying value of fixed annuities reserves are equal to the policyholder account balances, which represent net premiums, received plus accumulated interest.

(k)	Policyholder Dividends
The amount of dividends to be paid to policyholders is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity, and expense experience for the year, and judgment as to the appropriate level of statutory capital and surplus to be retained by the Company.

(l)	Business Risks and Uncertainties
The Company’s investments are primarily comprised of both short term and long term fixed maturity securities. Significant changes in prevailing interest rates and geographic conditions may adversely affect the timing and amount of cash flows on such investments and their related values. A significant decline in the fair values of these investments could have an adverse effect on the Company’s ability to meet obligations including policyholder benefits.

Premiums and annuity considerations received from the Company’s variable annuity and variable life products comprise approximately 33% and 34% in 2018 and 2017, respectively, of the Company’s total premiums and annuity considerations received.  The investment risk on this business is borne by the contract holder and is invested in the sub-account of the related separate account as directed by the contract holder.

(m)	Separate Accounts
Separate account assets and the related liabilities represent segregated variable annuity and variable life contracts maintained in accounts to meet the specific investment objectives of Contractholders who bear the investment risk. The assets are carried at fair value and are reported as summary total separate account assets with an equivalent summary total reported for liabilities. All investment income (including realized and unrealized gains and losses on

13	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

investments held in these accounts) accrues directly to the Contractholders and therefore does not affect the net income of the Company.

(n)	Income Taxes
The Company is included in the consolidated federal returns and certain state returns of the Parent, along with other wholly-owned subsidiaries of the Parent. The Parent calculates and allocates the applicable federal taxes (benefits) and related income tax payments and refunds to each subsidiary separately for financial reporting purposes. The provision for federal income taxes is determined on a separate company basis in accordance with a written tax sharing agreement between the Company and its parent.

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting basis and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled and the effect of a change in tax rates is recognized in the period.  A valuation allowance is recorded against deferred tax assets if management determines it is more likely than not, that such assets will not be realized.  The tax effects of temporary differences that reverse within three years are treated as admitted assets, subject to a maximum of 15% of surplus.

Tax benefits from uncertain tax positions are recognized in the financial statements if management determines it is “more-likely-than-not” that the positions are sustainable, based on their technical merits.  The term “more-likely-than-not” contemplates a likelihood of more than 50 percent and the determination of whether or not a tax position has met this recognition threshold depends on the facts, circumstances, and information available at the reporting date.  If management cannot conclude this recognition threshold is met, none of the tax benefit provided by the position is recognized in the financial statements.  Income tax liabilities for tax uncertainties are carried by the Company until such time that the statute of limitations or period under audit for the jurisdiction is settled.

14	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

(4)	Restatement of Previously Issued Financial Statements
During the second quarter of 2019 an error in the reserve model for one of the Company’s annuity products was discovered.  The error resulted in an understatement of annuity reserves.  Management concluded that the Company’s previously issued statutory financial statements as of December 31, 2018 and 2017 and for each of the years in the three-year period ended December 31, 2018, needed to be restated due to the material error in reserves.  As a result of the discovery of the error in reserves, FFHC infused $17,000,000 million of capital into the Company on June 21, 2019.

Concurrent with restating the annuity reserves, management corrected understated commissions that stemmed from incorrect reporting from the Company’s commission reporting system, whereby advanced commissions continued to accumulate but advances were not subsequently recorded as a commission expense when the premiums were collected.  This error was originally corrected as an adjustment to opening unassigned surplus as of January 1, 2018, in accordance with the requirements of Statement of Statutory Accounting Practices (SSAP) No. 3.  In addition, management corrected non-material accrual and tax items that had previously been identified during the audits of the statutory financial statements for the 2016, 2017 and 2018 periods.

The amount of the correction that related to periods prior to 2016 was $5,429,700, net of income taxes, which is included as an adjustment to opening unassigned surplus as of January 1, 2016. The following tables summarize the impact of the corrections on our previously reported statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and 2017, and on our previously reported statutory statements of income for the years ended December 31, 2018, 2017 and 2016:

15	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

Balance Sheet - 2018

Description	Originally filed	Correction	As Restated

Admitted Deferred Tax Assets	2,738,000	211,000	2,949,000

Current Income Tax Recoverable	4,064,820	2,676,311	6,741,131

Other Assets	126,999	102,424	229,423

Total Admitted Assets	2,468,154,758	2,989,735	2,471,144,493

Annuity Reserves	757,753,320	17,116,761	774,870,081

Total Liabilities	2,400,334,694	17,116,761	2,417,451,455

Unassigned Surplus	58,785,722	(14,127,026)	44,658,696

Total Liabilities and Capital and Surplus	2,468,154,758	2,989,735	2,471,144,493

Income Statement - 2018

Description	Originally filed	Correction	As Restated

Policyholder Benefits and Changes in Contract Liabilities	125,358,524	(102,424)	125,256,100

Increase in Life and Annuity Reserves	174,996,696	4,264,439	179,261,135

Federal Income Tax	2,978,912	(729,499)	2,249,413

Net Income	9,653,209	(3,432,516)	6,220,693

16	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

Balance Sheet - 2017

Description	Originally filed	Correction	As Restated

Current Income Tax Recoverable	1,945,490	2,489,297	4,434,787

Total Admitted Assets	2,463,426,497	2,489,297	2,465,915,794

Annuity Reserves	599,025,981	12,852,322	611,878,303

Total Liabilities	2,399,984,741	12,852,322	2,412,837,063

Unassigned Surplus	54,407,414	(10,363,025)	44,044,389

Total Liabilities and Capital and Surplus	2,463,426,497	2,489,297	2,465,915,794

Income Statement - 2017

Description	Originally filed	Correction	As Restated

Increase in Life and Annuity Reserves	131,342,050	3,964,891	135,306,941

Commissions and Expense Allowances	17,034,349	892,819	17,927,168

Federal Income Tax	4,663,184	(1,363,836)	3,299,348

Net Income	12,674,840	(3,493,874)	9,180,966

17	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

Income Statement  - 2016

Description	Originally filed	Correction	As Restated

Increase in Life and Annuity Reserves	139,103,864	2,583,731	141,687,595

Commissions and Expense Allowances	18,335,371	995,435	19,330,806

Federal Income Tax	2,347,862	(251,461)	2,096,401

Net Income	7,047,646	(3,327,705)	3,719,941

(5)	Investments
Investment income for the years indicated consists of the following:

	2018	2017	2016
Interest on fixed maturities	$35,868,158	$30,309,245	$26,008,677
Interest on short term investments	527,871	345,234	47,676
Interest on policy loans	6,299,686	6,099,103	5,857,123
Total investment income	42,695,715	36,753,582	31,913,476
Investment expense	686,938	1,466,874	1,138,285
Net investment income	$42,008,777	$35,286,708	$30,775,191

No accrued investment income was excluded as non-admitted.

18	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

The amortized cost and estimated fair value of bonds at December 31, 2018, and 2017 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2018:
U.S. Treasury securities and
obligations of U.S. Gov’t
corps and agencies	$42,063,479	$409,955	$13,277	$42,460,157
Debt securities issued by
states of the U.S.	254,691,974	5,179,279	2,380,430	257,490,823
Corporate debt securities	667,723,660	2,827,460	20,754,766	649,796,354
	$964,479,113	$8,416,694	$23,148,473	$949,747,334

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2017:
U.S. Treasury securities and
obligations of U.S. Gov’t
corps and agencies	$6,009,610	$185,633	$9,349	$6,185,894
Debt securities issued by
states of the U.S.	226,499,717	8,180,247	944,107	233,735,857
Corporate debt securities	564,114,378	18,274,394	588,955	581,799,817
	$796,623,705	$26,640,274	$1,542,411	$821,721,568

Securities in unrealized loss positions (fair value is less than amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are:

	December 31, 2018		December 31, 2017
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Less than 12 months	$457,620,025	$17,528,431	$63,025,802	$238,674
12 months or more	110,937,333	5,620,042	56,108,979	1,303,737
	$568,557,358	$23,148,473	$119,134,781	$1,542,411

Management considers the decline in fair values of the above securities to be interest related.  Management intends to hold these securities until recovery or contractual maturity and therefore, no other-than-temporary impairment has been recognized.

19	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

The amortized cost and estimated fair value of bonds at December 31, 2018, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized cost	Estimated fair value

Due in one year or less	$15,904,570	$15,943,728
Due after one year through five years	224,687,803	223,643,681
Due after five years through ten years	275,546,386	269,041,623
Due after ten years	407,838,611	400,275,279
Loan backed securities	40,501,743	40,843,023
	$964,479,113	$949,747,334

Proceeds from sales of investments in bonds were $14,547,030, $28,139,681, and $25,229,066 in 2018, 2017, and 2016, respectively. Proceeds from disposals of investments in bonds were $102,331,335, $78,894,024, and $68,104,692 in 2018, 2017 and 2016, respectively. Gross gains of $215,658 and gross losses of $957,357 were realized on those sales in 2018. Gross gains of $614,811 and gross losses of $1,002,697 were realized on those sales in 2017. Gross gains of $895,224 and gross losses of $801,262 were realized on those sales in 2016.  Realized gains (losses) transferred to the IMR were ($585,942) on 2018, ($256,005) in 2017, and $62,008 in 2016.

As of December 31, 2018, bonds with a fair value of $3,240,690 were on deposit with regulatory authorities.

20	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

(6)	Fair Value of Financial Instruments
The following table presents the fair value of all financial assets, classified by the fair value hierarchy:

	Level 1	Level 2	Level 3	Total fair value	Total carrying value
December 31, 2018
Bonds	$-	$949,747,334	$-	$949,747,334	$964,479,113
Short-term investments	44,974,839	-	-	44,974,839	44,974,839
Separate account assets	1,316,692,839	-	-	1,316,692,839	1,316,692,839
	$1,361,667,678	$949,747,334	$-	$2,311,415,012	$2,326,146,791

December 31, 2017
Bonds	$-	$821,721,568	$-	$821,721,568	$796,623,705
Short-term investments	41,179,113	-	-	41,179,113	41,179,113
Separate account assets	1,492,359,315	-	-	1,492,359,315	1,492,359,315
	$1,533,538,428	$821,721,568	$-	$2,355,259,996	$2,330,162,133

Separate account assets disclosed in the table above are the only assets carried at fair value. There were no transfers between levels during 2018 and 2017.

(7)	Retirement Plans
The Company participates in a qualified, noncontributory profit sharing plan sponsored by FFHC, for the benefit of its employees and those of other wholly-owned subsidiaries of its parent. The Company has no legal obligation for benefits under this plan. Foresters Financial Holding Company, Inc. allocates amounts to the Company based on salary ratios. The Plan provides for retirement benefits based upon earnings. Vesting of benefits is based upon years of service. For the years ended December 31, 2018, 2017 and 2016, the Company charged operations $34,390, $52,327, and $73,765, respectively, for its portion of the contribution.

In addition, the Company participates in a 401(K) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees. For the years ended December 31, 2018, 2017 and 2016, contributions to this plan were $16,886, $21,225, and $19,612, respectively.

21	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

(8)	Reinsurance
The Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks. The Company is liable for any obligations, which any reinsurance company may be unable to meet. Information with respect to reinsurance ceded by the Company is as follows:

	2018	2017	2016
Direct life insurance premiums	$69,095,194	$69,894,727	$68,913,066
Life insurance premiums ceded	7,540,845	6,800,567	6,211,032
Net life insurance premiums	$61,554,349	$63,094,160	$62,702,034

Life insurance reserves ceded	$19,024,236	$19,383,574	$19,566,561

Direct accident and health premiums	$2,193	$1,834	$2,208
Ceded accident and health premiums	-	-	-
Net accident and health premiums	$2,193	$1,834	$2,208

The Company’s maximum retention on any one life is $250,000. The Company had reinsured 54.0% of its net life insurance in force in both December 31, 2018 and 2017.  The Company does not (1) have any reinsurance agreements in effect which can be canceled unilaterally for reasons other than for nonpayment of premiums; (2) transact with reinsurers controlled directly or indirectly by the Company or affiliated persons or chartered in a country other than the United States; or (3) have any reinsurance agreements where the amount of losses may result in a payment to the reinsurer which exceeds the total direct premiums collected under such insurance policies.  During 2018, 2017 and 2016, the Company did not write off any amounts receivable from reinsurers and no reinsurance contracts were commuted.  None of the credit ratings of the Company’s reinsurers were downgraded during 2018, 2017 and 2016.

22	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

(9)	Contingent Liabilities
The Company is subject to certain claims and lawsuits arising in the ordinary course of business. In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.

(10)	Related Party Transactions
The Company and certain affiliates, under various cost sharing allocation agreements, share office space, data processing and other facilities and management personnel. Charges for these services are based upon the Company’s proportionate share of: space occupied, usage of data processing and other facilities and time allocated to management. During the years ended December 31, 2018, 2017 and 2016, the Company incurred approximately $4,217,131, $3,450,868, and $3,331,014, respectively, for these services. The Company paid an affiliate $20,845,800, $17,886,446, and $20,612,341 during 2018, 2017 and 2016, respectively for commissions relating to the sale of its products. In addition, the Company incurred $525,000 annually during 2018 and 2017 for management fees paid to Foresters.

(11)	Capital and Surplus

(a)	Participating business represented 1.1% of individual life insurance in force in both December 31, 2018 and 2017.

The portion of earnings of participating policies that can inure to the benefit of policyholders is limited to the larger of 10% of such earnings or $0.50 per thousand dollars of participating insurance in force. Earnings in excess of that limit must be excluded from capital and surplus by a charge against operations. No such charge has been made, since participating business has operated at a loss to date on a statutory basis.

(b)
The maximum dividend to stockholder which can be made without prior approval from the Superintendent, which combined with all dividends declared or distributed during the next preceding twelve months, is limited to the lesser of (a) 10% of the Company’s surplus to policyholders as shown by its statement on file with the Superintendent or (b) net gains from operations, exclusive of realized capital gains. New York State Insurance Law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus. The amount of said surplus was $44,658,696 and

23	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

$44,044,389 at December 31, 2018 and 2017, respectively, and was earned partly by the participating account and partly by the nonparticipating account.  Distributions are limited to prescribed percentages of policyholders’ surplus as of the beginning of the current year and, in some instances, require pre-approval by the NYDFS.

During 2018 and 2017 the Company paid ordinary dividends of $5,000,000 and $5,100,000, respectively.

(c)
The NAIC has developed risk based capital formulas to be applied to all insurance companies. These formulas calculate a minimum required statutory net worth, based on the perceived degree of certain risks, such as asset, credit, interest rate, underwriting and other business risks inherent in an individual company’s operations. Any insurance company that does not meet threshold risk based capital levels ultimately will be subject to regulatory proceedings. The Company was in excess of the minimum risk based capital as of December 31, 2018 and 2017.

(d)	The portion of unassigned surplus represented or (reduced by) each item below is as follows:

	2018	2017
Nonadmitted assets	$(9,894,765)	$(7,561,257)
Asset valuation reserve	(4,950,399)	(4,935,223)
Deferred tax assets	8,342,864	6,600,566

(12)	Life and Annuities Reserves
(a)
The Company waives the deduction of the deferred fractional premiums upon the death of the insured and returns a pro-rata portion of premiums for any period beyond the end of the policy month in which the death occurred. Surrender values are not promised in excess of the legally computed reserves.

(b)	For policies issued subject to an extra premium, a reserve based on special tables prepared by the New York State Department of Financial Services was included in the statutory financial statements.

(c)	As of December 31, 2018 the Company has $151,529,434 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of New York.

24	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

(d)	Tabular less Actual Reserves Released, and Tabular Cost has been determined by formula.

(e)
The Tabular interest on funds not involving life contingencies has been determined by formula.  Tabular interest is equal to the mean reserves at year end plus payments incurred during the year less mean reserves at the prior year end, income earned during the year and other increases.

(f)	The Company holds additional reserves for substandard policies on behalf of those policyholders assigned lower underwriting classifications, such as those deemed to be more serious mortality risks.

(g)	There are no significant other increases (net).

(13)	Analysis of Annuity Actuarial Reserves and Deposit Liabilities
Withdrawal characteristics and annuity actuarial reserves and deposit fund liabilities at December 31, 2018 are shown in the following table.

	Amount	Percentage of total
Subject to discretionary withdrawal at book value
less surrender charge	$-	0.00%
Subject to discretionary withdrawal without adjustment:
At market value	555,244,774	41.41%
At book value	589,903,208	44.00%
Not subject to discretionary withdrawal	195,586,875	14.59%
Total annuity and actuarial reserves and
deposit fund liabilities (gross)	1,340,734,857	100.00%
Less reinsurance	-	0.00%
Total annuity and actuarial reserves and
deposit fund liabilities (net)	$1,340,734,857	100.00%

25	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

Withdrawal characteristics and annuity actuarial reserves and deposit fund liabilities at December 31, 2017 are shown in the following table.

	Amount	Percentage of total
Subject to discretionary withdrawal at book value
less surrender charge	$-	0.00%
Subject to discretionary withdrawal without adjustment:
At market value	623,654,776	50.05%
At book value	475,490,259	38.16%
Not subject to discretionary withdrawal	146,930,815	11.79%
Total annuity and actuarial reserves and
deposit fund liabilities (gross)	1,246,075,850	100.00%
Less reinsurance	-	0.00%
Total annuity and actuarial reserves and
deposit fund liabilities (net)	$1,246,075,850	100.00%

(14)	Premium and Annuity Consideration Deferred and Uncollected
Deferred and uncollected life insurance premiums and annuity consideration at December 31, 2018 were:

	Gross	Net	Loading
Type:
Ordinary new business	$16,326	$14,015	$2,311
Ordinary renewal	2,847,994	5,095,802	(2,247,808)
Total	$2,864,320	$5,109,817	$(2,245,497)

Deferred and uncollected life insurance premiums and annuity consideration at December 31, 2017 were:

	Gross	Net	Loading
Type:
Ordinary new business	$98,269	$80,380	$17,889
Ordinary renewal	3,057,443	5,003,828	(1,946,385)
Total	$3,155,712	$5,084,208	$(1,928,496)

26	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

(15)	Separate Accounts
General Nature and Characteristics

The Company has two separate accounts which fund limited pay variable life insurance policies, single premium variable life policies, and flexible premium variable life policies and three separate accounts which fund deferred variable annuity contracts. For all separate accounts, the net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Two of the variable annuities provide an incidental death benefit of the greater of the account value or premiums paid. The third provides an incidental death benefit equal to the greater of the account value, the premiums paid or the account value on specified anniversaries.  Insurance contract liabilities for incidental death benefits are established in the general account.  The account balance of contracts with guarantees totaled approximately $560,000,000 and $630,000,000 and was held in separate accounts at December 31, 2018 and 2017, respectively.  The net amount at risk associated with these guarantees was approximately $6,000,000 and $340,000 at December 31, 2018 and 2017, respectively.

The three variable life policies are a fixed premium product, a single premium product with a minimum guaranteed death benefit, and a flexible premium product.

The contracts have a policy loan provision. Loan funds are credited with a guaranteed interest rate of 4% and are held in the general account.

The following table presents separate account premiums and considerations for the year ended December 31, 2018 and separate account reserves at December 31, 2018.

	Variable life	Variable Annuities	Total
Premiums and considerations	$37,524,848	$41,924,405	$79,449,253
Reserves at December 31, 2018:
With assets at market value	$732,735,882	$555,244,775	$1,287,980,657
Subject to discretionary
withdrawal at market value	$732,735,882	$555,244,775	$1,287,980,657

27	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

Reconciliation of net transfers to (from) separate accounts and amounts recognized in the statutory statement of income are as follows:

	2018	2017
Transfers to separate accounts as contained in
the annual statement of the separate accounts	$79,449,253	$61,706,176
Transfers from separate accounts as contained in
the annual statement of the separate accounts	108,841,798	102,538,350
	$(29,392,545)	(40,832,174)

(16)	Federal Income Taxes
On December 22, 2017, the President signed the “Tax Cuts and Jobs Act” (H.R. 1) into law.  This represents the first major overhaul of the federal income tax in more than 30 years.  Among other effects, the bill lowers the corporate tax rate from 35% to 21% beginning in 2018.  The change in the corporate tax rate is presumed to be permanent; as such we adjusted the value of our deferred tax items.  The adjustment in the value of deferred tax items resulted in a decrease in surplus of approximately $4.4 million from this rate change in 2017.

The “Tax Cuts and Jobs Act” also impacted the computation of life insurance tax reserves.  The Act limits life reserves for tax purposes to the greater of net surrender value or 92.81% of NAIC’s required reserves.  Previously, for life and annuity contracts, the tax reserve was the greater of the contract’s net surrender value (if any) or federally prescribed reserve.  Management determined a $23.1 million difference in the amount of the new tax basis reserve, which has been recognized as an additional tax asset with an offsetting deferred tax liability.  The estimated transition adjustment amount is amortized on a straight-line basis over each of the eight taxable years from 2018-2025. As of December 31, 2018, $2.7 million has been amortized. The transition adjustment increased by approximately $4.0 million from the amount estimated at December 31, 2017, which was a provisional estimate as the Company did not have the information available in appropriate detail to analyze and calculate the amount required under the change in methodology.   As of December 31, 2018, there are no provisional amounts related to the impact of the Tax Cuts and Jobs Act remaining in the Company’s financial statements.

The Company’s Parent files consolidated federal and certain state income tax returns which include certain other wholly-owned subsidiaries of the Parent (listed in footnote 1). The provision for federal income taxes is determined on a separate company basis in accordance with a written tax sharing agreement between the Company and its parent.  Under the Internal Revenue Code, revised by the Tax Cuts

28	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

and Jobs Act, life insurance entities are not permitted to carryback ordinary losses.  As such, admittance of ordinary deferred tax assets for life entities will be limited to paragraph 11.b. and 11.c.  Tax years of 2015 through 2017 are subject to federal, state or local examination by taxing authorities.

The net deferred tax asset/(liability) at December 31, 2018 and 2017, and the change from the prior year are comprised of the following components:

	2018 Ordinary	2017 Ordinary	Change Ordinary
Total gross deferred tax assets	$12,797,000	$10,569,000	$2,228,000
Statutory Valuation Allowance	-	-	-
Adjusted gross deferred tax assets	12,797,000	10,569,000	2,228,000
Deferred tax assets nonadmitted	(5,393,864)	(3,866,566)	(1,527,298)
Subtotal net admitted deferred tax assets	7,403,136	6,702,434	700,702
Deferred tax liabilities	(4,454,136)	(3,968,434)	(485,702)
Net admitted deferred tax assets	$2,949,000	$2,734,000	$215,000

29	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

The amount of deferred tax assets admitted at December 31, 2018 and 2017 and changes thereon are as follows:

	2018 Ordinary	2017 Ordinary	Change Ordinary

Federal income taxes paid in prior years
recoverable through loss carrybacks (11.a.)	$-	$-	$-
Admitted under paragraph (11.b.)	2,949,000	2,734,000	215,000
Adjusted gross DTAs offset by gross DTLs (11.c.)	4,454,136	3,968,434	485,702
Deferred tax assets admitted as the result of
application of SSAP No. 101	$7,403,136	$6,702,434	$700,702

The ratios used for the threshold limitation for 11.b. above are as follows:

	2018	2017

Ratio percentage used to determine recovery
period and threshold limitation amount	575%	664%
Amount of adjusted capital and surplus used to
determine recovery period threshold limitation	$59,155,002	$58,525,191

Tax planning strategies did not have an effect on the Company’s net admitted deferred tax assets.  In addition, there are no temporary differences for which deferred tax liabilities have not been recognized.

The Company did not have any deferred tax assets or liabilities that were classified as capital.

30	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

Deferred tax assets and deferred tax liabilities comprise the following:

	2018	2017	Change
Deferred tax assets:
Policyholder dividend provision	$215,000	$215,000	$-
Deferred acquisition costs	3,672,000	3,399,000	273,000
Reserves	8,817,000	6,843,000	1,974,000
Deferred compensation	47,000	63,000	(16,000)
Other	46,000	49,000	(3,000)
	12,797,000	10,569,000	2,228,000
Nonadmitted deferred tax assets	(5,393,864)	(3,866,566)	(1,527,298)
	7,403,136	6,702,434	700,702
Deferred tax liabilities:
Depreciation	11,000	17,000	(6,000)
Bond discount	199,136	150,434	48,702
Reserves (transition adjustment)	4,244,000	3,801,000	443,000
Net admitted deferred taxes	$2,949,000	2,734,000	$215,000

The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following:

	2018	2017	Change
Total deferred tax assets	$12,797,000	$10,569,000	$2,228,000
Total deferred tax liabilities	(4,454,136)	(3,968,434)	(485,702)
Net deferred tax assets (liabilities)	8,342,864	6,600,566	1,742,298
Tax-effect of unrealized gains and losses	-	-	-
Net tax effect without unrealized gains & losses	$8,342,864	$6,600,566	$1,742,298

31	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

	2018			2017
	Amount	Tax effect 21%	Tax Rate	Amount	Tax effect 35%	Tax Rate
Income before taxes	$8,470,106	1,778,722	21%	$12,480,314	4,368,110	35%
Dividends received deduction	(5,639,491)	(1,184,293)	(14)%	(4,706,328)	(1,647,215)	(13)%
Deferred tax rate change:
Admitted assets	-	-	—%	5,205,714	1,822,000	15%
Non-admitted assets	-	-	—%	7,364,886	2,577,710	21%
Other	(415,782)	(87,314)	(1)%	(642,182)	(224,764)	(2)%
Total	$2,414,833	507,115	6%	$19,702,404	6,895,841	55%

	2016
	Amount	Tax effect 35%	Tax Rate
Income before taxes	$5,816,332	2,035,716	35%
Dividends received deduction	(2,878,215)	(1,007,375)	(17)%
Deferred tax rate change:
Admitted assets	$-	-	—%
Non-admitted assets	-	-	—%
Other	(68,737)	(24,058)	(0)%
Total	2,869,380	1,004,283	17%

	2018	2017	2016
Current federal income taxes	$2,249,413	$3,299,348	$2,096,401
Deferred taxes:
Change from prior year	(1,742,298)	(803,667)	(1,092,118)
Rate change	-	4,400,160	-
Total tax provision	$507,115	$6,895,841	$1,004,283

Effective rate	6%	55%	17%

There are no deposits at December 31, 2018 and 2017 admitted under Section 6603 of the Internal Revenue Code.

32	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

(17)	Reconciliation to Filed Annual Statement
The Company records corrections of errors, net of tax, in its Annual Statement as an adjustment to capital and surplus in the period the errors are detected in accordance with Statements of Statutory Accounting Practices (SSAP) No. 3. The accompanying statutory-basis financial statements have been restated for corrections of errors identified, with an adjustment to capital and surplus at the beginning of the earliest year presented.  The corrections were as follows:

●
The Company pays commissions to its distributor in advance of collection of the related premium.  Advanced commissions are classified as a non-admitted asset.  During 2018, Management identified errors in the Company’s commission reporting system totaling $2,037,410, net of $542,485 of income taxes, whereby advanced commissions continued to accumulate but advances were not subsequently recorded as a commission expense when the premiums were collected.

●
During 2019, a material error in the reserve model for one of the Company’s products was discovered.  The error resulted in an understatement of reserves.  The amount of the correction that related to periods prior to 2019 was $14,522,761, net of income taxes of $2,594,000.

●	Correction of non-material accrual and tax items previously identified during the audits of the statutory financial statements for 2016, 2017, and 2018.

33	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2018, 2017 and 2016
(in US Dollars)

The following is a reconciliation of amounts as of and for the years ended December 31, 2018 and 2017 reported in the 2018 annual statement filed by the Company, to amounts included in the accompanying audited statutory-basis financial statements:

Description	Annual Statement	Adjustment	Financial Statement
2018

Admitted assets	2,468,154,758	2,989,735	2,471,144,493

Total Liabilities	2,400,334,695	17,116,760	2,417,451,455

Capital and Surplus	67,820,064	(14,127,026)	53,693,038

Total Liabilities and Capital and Surplus	2,468,154,758	2,989,735	2,471,144,493

Income before Taxes	10,052,226	(1,582,120)	8,470,106

Provision for Income Taxes	(2,436,427)	187,014	(2,249,413)

Net Income	7,615,799	(1,395,106)	6,220,693

Description	Annual Statement	Adjustment	Financial Statement
2017

Admitted assets	2,463,426,497	2,489,297	2,465,915,794

Total Liabilities	2,399,984,741	12,852,322	2,412,837,063

Capital and Surplus	63,441,756	(10,363,025)	53,078,731

Total Liabilities and Capital and Surplus	2,463,426,497	2,489,297	2,465,915,794

Income before Taxes	17,338,024	(4,857,710)	12,480,314

Provision for Income Taxes	(4,663,184)	1,363,836	(3,299,348)

Net Income	12,674,840	(3,493,874)	9,180,966

34	(Continued)

SUPPLEMENTAL INFORMATION

35	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Supplementary Schedule
Summary of Investments – Other than Investments in Related Parties
December 31, 2018 and 2017
(in US Dollars)

	Amortized cost	Estimated fair value	Amount shown in Balance Sheet
December 31, 2018:
U.S. Treasury securities and
obligations of U.S. Gov’t
corps and agencies	$42,063,479	$42,460,157	$42,063,479
Debt securities issued by
states of the U.S.	254,691,974	257,490,823	254,691,974
Corporate debt securities	667,723,660	649,796,354	667,723,660
	964,479,113	949,747,334	964,479,113

Policy loans	105,567,441	XXX	105,567,441
Cash, cash equivalents
and short-term investments	55,329,534	55,331,177	55,329,534
Receivable for securities	-	XXX	-

Total investments	$1,125,376,088		$1,125,376,088

	Amortized cost	Estimated fair value	Amount shown in Balance Sheet
December 31, 2017:
U.S. Treasury securities and
obligations of U.S. Gov’t
corps and agencies	$6,009,610	$6,185,894	$6,009,610
Debt securities issued by
states of the U.S.	226,499,717	233,735,857	226,499,717
Corporate debt securities	564,114,378	581,799,817	564,114,378
	796,623,705	821,721,568	796,623,705

Policy loans	102,543,550	XXX	102,543,550
Cash, cash equivalents
and short-term investments	48,890,262	48,890,262	48,890,262
Receivable for securities	20,195	XXX	20,195

Total investments	$948,077,712		$948,077,712

See accompanying independent auditors’ report.

36	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Supplementary Insurance Information
For the years ended December 31, 2018, 2017 and 2016
(in US Dollars)

SUPPLEMENTARY INSURANCE INFORMATION

	As of December 31,		For the years ended December 31,
	Future policy benefits losses, claims and loss expenses	Other policy claims and benefits payable	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Other operating expenses
	(As Restated)				(As Restated)
2018:
Life	$330,332,141	$12,132,147	$61,554,348	$13,500,066	$49,259,556	$12,182,356
Annuity	774,870,081	4,072,363	216,453,089	28,505,092	75,986,139	3,605,126
Accident and Health	31,412	2,195	2,193	3,619	10,405	624
Total	$1,105,233,634	$16,206,705	$278,009,630	$42,008,777	$125,256,100	$15,788,106

2017:
Life	$314,060,279	$12,204,834	$63,094,160	$12,455,343	$44,062,987	$11,434,394
Annuity	611,878,303	2,548,226	146,170,852	22,827,286	59,457,585	4,489,862
Accident and Health	33,917	5,655	1,834	4,079	13,061	529
Total	$925,972,499	$14,758,715	$209,266,846	$35,286,708	$103,533,633	$15,924,785

2016:
Life	$295,736,757	$11,288,795	$62,702,034	$13,637,080	$43,503,314	$12,545,416
Annuity	494,888,841	1,159,640	154,963,120	17,133,067	53,756,576	5,669,797
Accident and Health	39,959	3,568	2,208	5,044	10,827	626
Total	$790,665,557	$12,452,003	$217,667,362	$30,775,191	$97,270,717	$18,215,839

See accompanying independent auditors’ report.

37	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Supplementary Schedule - Reinsurance
For the years ended December 31, 2018, 2017 and 2016
(in US Dollars)

The amount of life insurance in force (in $000’s) as of December 31 is:

	Gross	Reinsurance	Net
	Amount	Ceded	Amount
2018	$11,890,647	$6,378,604	$5,512,043
2017	$12,083,402	$6,541,538	$5,541,864
2016	$11,778,084	$6,565,495	$5,212,589

The premiums and annuity considerations for life and accident and health contracts for the years ended December 31 are:

	Gross	Reinsurance	Net
	Amount	Ceded	Amount

2018
Life insurance	$69,095,194	$7,540,845	$61,554,349
Annuity	216,453,088	-	216,453,088
Supplementary contracts	-	-	-
Accident and health	2,193	-	2,193
	$285,550,475	$7,540,845	$278,009,630

2017
Life insurance	$69,894,727	$6,800,567	$63,094,160
Annuity	146,170,852	-	146,170,852
Supplementary contracts	-	-	-
Accident and health	1,834	-	1,834
	$216,067,413	$6,800,567	$209,266,846

2016
Life insurance	$68,913,066	$6,211,032	$62,702,034
Annuity	154,963,120	-	154,963,120
Supplementary contracts	-	-	-
Accident and health	2,208	-	2,208
	$223,878,394	$6,211,032	$217,667,362

See accompanying independent auditors’ report.

35

*          *          *          *          *

Please retain this Supplement for future reference.

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE
(SEPARATE ACCOUNT B)

PART C:  OTHER INFORMATION

Item 26.          Exhibits

(a)	Resolution of the Board of Directors of First Investors Life Insurance Company establishing Separate Account B. /1/
(b)	Not applicable.
(c)	Underwriting Agreement between First Investors Life Insurance Company, First Investors Life Level Premium Variable Life Insurance (Separate Account B) and First Investors Corporation. /3/
(d)	Specimen Individual Level Premium Variable Life Policy issued by First Investors Life Insurance Company for participation in Separate Account B. /1/
(e)	Form of application used with Policies. /1/
(f)	(1)	Declaration of Intention and Charter of First Investors Life Insurance Company. /1/
(i)	Certificate of Amendment. /1/
(ii)	Certificate of Amendment. /1/
(iii)	Certificate of Amendment. /1/
(iv)	Certificate of Amendment. /1/
(v)	Certificate of Amendment. /4/
(2)	By-laws of First Investors Life Insurance Company. /1/
(i)	Amendment of By-laws. /4/
(g)	Reinsurance agreement. /3/
(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.
(k)	Opinion and consent of counsel. /2/
(l)	Actuarial Opinions. /2/
(m)	Sample Calculations for the illustration in the Registration Statement have been included within the Prospectus.
(n)	Independent Auditor’s Consent. /7/
(o)	Not applicable.
(p)	Not applicable.
(q)	Memorandum Regarding Issuance, Transfer and Redemption Procedures pursuant to Rule 6e-2(b)(12)(ii) under the Investment Company Act of 1940. /5/
(r)	Powers of Attorney for Matthew Berman, James R. Boyle, Martha E. Marcon, E. Blake Moore, Jr., Wendy Watson and René Zanin. /6/
_________________________________________
/1/	Incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on May 19, 1997.
/2/	Incorporated herein by reference to Post-Effective Amendment No. 18 to this Registration Statement filed on April 28, 1998.
/3/	Incorporated herein by reference to Post-Effective Amendment No. 35 to this Registration Statement filed on April 28, 2011.
/4/	Incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on October 30, 2015.
/5/	Incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 26, 2018.
/6/	Incorporated herein by reference to Post-Effective Amendment No. 46 to this Registration Statement filed on April 29, 2019.
/7/	Filed herewith.

Item 27.          Directors and Officers of the Depositor

The following are the Directors and Officers of Foresters Life Insurance and Annuity Company (unless otherwise noted, an individual’s business address is 40 Wall Street, New York, New York 10005).

Name and Principal Business Address	Position and Office with Foresters Life Insurance and Annuity Company
Matthew Berman	President
James R. Boyle	Director
Francis X. Gannon Raritan Plaza 1 Edison, NJ 08837	Chief Financial Officer and Treasurer
Jason Helbraun	Assistant Vice President
Mehul N. Kapadia	Chief Information Officer and Vice President, IT & Business Transformation
Michael Lombardi	Director
Martha E. Marcon	Director
J. Steven McDonald	International Finance Officer
E. Blake Moore, Jr.	Director
Jeremy W. Ragsdale	Vice President, Product Development & Pricing
David Schimmel Raritan Plaza 1 Edison, NJ 08837	Vice President
John Shey	Assistant Vice President
Sonal Vyas	Assistant Vice President, US Statutory Reporting
Greg Walter	Senior Vice President, Insurance Operations
Wendy Watson	Director
René Zanin	Director

Item 28.          Persons Controlled by or Under Common Control with the Depositor or Registrant

Registrant is a Separate Account of Foresters Life Insurance and Annuity Company, the Depositor, and, as such, might be deemed to be controlled by Foresters Life Insurance and Annuity Company.  Foresters Life Insurance and Annuity Company’s parent company is Foresters Financial Holding Company, Inc. (FFHC) (Delaware), a holding company.  Set forth below are all persons controlled by FFHC:

Foresters Investor Services, Inc. (New York).  Ownership: 100% owned by FFHC; Principal Business: Transfer Agent; Affiliate of Foresters Life Insurance and Annuity Company.

Foresters Financial Services, Inc. (New York).  Ownership:  100% owned by FFHC; Principal Business: Broker-Dealer; Affiliate of Foresters Life Insurance and Annuity Company.

Foresters Investment Management Company, Inc. (New York).  Ownership: 100% of voting common stock owned by FFHC; Principal Business: Investment Advisor; Affiliate of Foresters Life Insurance and Annuity Company.

Foresters Advisory Services, LLC (Delaware).  Ownership: 100% owned by FFHC; Principal Business: Investment Advisor; Affiliate of Foresters Life Insurance and Annuity Company.

FFHC’s parent company is The Independent Order of Foresters (Canada), a fraternal benefit society.  The organizational chart below sets forth all persons that are controlled by The Independent Order of Foresters.

None of the persons identified in this Item is a subsidiary of the Registrant.  Therefore, the only financial statements filed are those of the Registrant and Foresters Life Insurance and Annuity Company.

*The organizational chart below is current as of January 30, 2019.

Corporate Organization Chart

Item 29.          Indemnification

Article V of the By-Laws of Foresters Life Insurance and Annuity Company provides as follows:

Section 5.6     Indemnification of Directors, Officers and Employees.  Any person made, or threatened to be made, a party to an action or proceeding (including, without limitation, one by or in the right of the Corporation to procure a judgment in its favor), whether civil, criminal, administrative or investigative, including an appeal therein, by reason of the fact that he or she, his or her testator or testatrix or intestate then is or was a director, officer or employee of the Corporation, or then serves or has served any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, in any capacity at the request of the Corporation, shall be indemnified by the Corporation against expenses, judgments, fines, attorney’s fees, and amounts paid in settlement to the full extent that officers, directors and employees are permitted to be indemnified by the laws of the State of New York.  The provisions of this section shall not adversely affect any right to indemnification which any person may have apart from the provisions of this section.  The Corporation may also provide for indemnification and advancement of expenses to any director or officer to the extent provided in a resolution of shareholders, resolution of directors or an agreement providing for such indemnification.

Reference is hereby made to the New York Business Corporation Law, Sections 721 through 726.

The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person’s testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney’s fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

The directors and officers of Foresters Life Insurance and Annuity Company are insured against certain liabilities arising out of their conduct in such capacities.  The policy is subject to certain terms and conditions and to the specified coverage limit set forth in the policy.

Item 30.          Principal Underwriter

(a)          Foresters Financial Services, Inc., Underwriter of the Registrant, is also underwriter for:

First Investors Equity Funds
First Investors Income Funds
First Investors Tax Exempt Funds
First Investors Life Variable Annuity Fund A
First Investors Life Variable Annuity Fund C
First Investors Life Variable Annuity Fund D
First Investors Life Separate Account E

(b)	The following persons are the officers and directors of Foresters Financial Services, Inc.:

(The principal business address of each director and officer listed below is c/o Foresters Legal Department, 40 Wall Street, New York, New York 10005.)

Name and Principal Business Address	Position and Office with Foresters Financial Services, Inc.

Carol Lerner Brown	Assistant Secretary

Francis X. Gannon	Chief Financial Officer and Treasurer

Jason Gerb	Chief Compliance Officer

Susan King	Senior Vice President

E. Blake Moore, Jr.	Chairman of the Board and President

Elizabeth Reilly	Senior Vice President, Advisory and Broker-Dealer Operations

Scott Richardson	Corporate Secretary

Mary Solowey	Vice President

William Stevens	Senior Vice President, Retail Sales

William J. Vogt	Vice President

Gina Walling	AML Compliance Officer

(c) Not Applicable.

Item 31.          Location of Accounts and Records

The accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and rules promulgated thereunder are maintained by Foresters Life Insurance and Annuity Company at its office at Raritan Plaza 1, Edison, NJ 08837; at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage); and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records).

Item 32.          Management Services

Not applicable.

Item 33.          Fee Representation

Registrant hereby makes the following representation:

Representation Regarding Reasonableness of Aggregate Policy Fees and Charges Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940.

Foresters Life Insurance and Annuity Company (“Foresters Life and Annuity”) represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Foresters Life and Annuity under the Policies.  This representation applies to all Policies sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus and statement of additional information contained herein, or any variations therein, based on supplements, endorsements, or riders to any Policy, prospectus, statement of additional information or otherwise.

SIGNATURES

As required by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents and certifies that this Post-Effective Amendment No. 47 (“Amendment”) to its Registration Statement on Form N-6 meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and that it has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York (or the City of Edison, State of New Jersey for Mr. Gannon), on this 13th day of August, 2019.

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE (SEPARATE ACCOUNT B) (Registrant)

BY: FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
/s/ Matthew Berman (Depositor)
(On behalf of the Registrant and itself)

By:	/s/ Matthew Berman
Matthew Berman
President and Director

As required by the 1933 Act, this Amendment to the Registrant’s Registration Statement on Form N-6 has been signed below by the following officers and directors of the Depositor in the capacities and on the dates indicated:

SIGNATURE		TITLE	DATE

/s/	Matthew Berman	President and Director	August 13, 2019
Matthew Berman

/s/	Francis X. Gannon	Chief Financial Officer and	August 13, 2019
	Francis X. Gannon	Treasurer

/s/	James R. Boyle	Director	August 13, 2019
James R. Boyle*

/s/	Michael Lombardi	Director	August 13, 2019
Michael Lombardi

/s/	Martha E. Marcon	Director	August 13, 2019
Martha E. Marcon*

/s/	E. Blake Moore, Jr.	Director	August 13, 2019
E. Blake Moore, Jr.*

/s/	Sonal Vyas	Assistant Vice President, US	August 13, 2019
	Sonal Vyas	Statutory Reporting

/s/	Wendy Watson	Director	August 13, 2019
Wendy Watson*

/s/	René Zanin	Director	August 13, 2019
René Zanin*

* By:	/s/ Matthew Berman	August 13, 2019
Matthew Berman
(Attorney-in-Fact)

INDEX OF EXHIBITS

Exhibit Number	Description

26(n)	Independent Auditor’s Consent